Trade And Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 8,871	$ 11,098
Accrued expenses	9,090	8,651
Income tax payable	1,260	93
Other	2,606	0
Total trade and other payables	$ 21,826	$ 19,842